Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Disclosure of detailed information about cash flow information [Table Text Block]
	2021	2020
	$	$

Interests received measured using the effective rate method	2,891	1,673
Interests paid on long-term debt	16,420	17,308
Income taxes paid (i)	7,027	1,358

Changes in non-cash working capital items
Decrease (increase) in amounts receivable	476	(4,678)
Increase in inventories	(13,075)	-
Increase in other current assets	(5,075)	(1,311)
(Decrease) increase in accounts payable and accrued liabilities	(7,325)	7,723
	(24,999)	1,734
Tax credits receivable related to the exploration and evaluation assets
January 1	5,546	936
December 31	6,193	5,546

(i) In 2021, income taxes of $5.8 million were paid to the Mexican authorities in relation to the acquisition of a gold and silver stream on the San Antonio project completed in 2020.